Financial risk management (Details Narrative) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Delinquent trade receivables	$ 33,703	$ 24,727
Allowances	11,365	13,591
Financial assets	$ 363,351	$ 179,933